INVENTORY	12 Months Ended
Dec. 31, 2022
INVENTORY
INVENTORY

6. INVENTORY

The Company’s inventory includes the following:

	December 31,	December 31,
	2022	2021
Materials, supplies, and packaging	$11,111	$12,805
Work in process	76,700	56,858
Finished goods	27,242	23,125
Incremental costs to acquire cannabis inventory in business combinations, net	–	575
Total inventory	$115,053	$93,363

The amount of inventory included in cost of goods sold during the years ended December 31, 2022 and 2021, was $228,776 and $156,064 respectively. The Company reviews inventory on hand for estimated obsolescence or unmarketable items, as compared to future demand requirements and the shelf life of the various products. Based on the review, the Company records inventory write-downs, when necessary, when costs exceed expected net realizable value.

For the years ended December 31, 2022 and 2021, $6,216 and $43,864 respectively, of expenses relating to the incremental costs to acquire cannabis inventory in business combinations are recognized in cost of goods sold on the statements of operations. This relates to the one-time adjustment of cannabis inventory from acquiree historical cost to fair value as part of the purchase price allocation.